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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [_]; Amendment Number:
                                               ---------------
This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Globespan Management Associates V, L.P.
Address: c/o Globespan Capital Management, LLC
         One Boston Place, Suite 2810
         Boston, MA  02108

Form 13F File Number: 28-15336

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Andrew P. Goldfarb
Title: Member of Globespan Management Associates V, LLC, the sole general partner of the Reporting Manager
Phone:   617-305-2300

Signature, Place, and Date of Signing:

/s/ Andrew P. Goldfarb           Boston, Massachusetts          May 10, 2013
---------------------------     -----------------------    ---------------------

Report Type (Check only one.)

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings of this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  1

Form 13F Information Table Entry Total:  2

Form 13F Information Table Value Total:  $196,989 (x 1000)

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      No.  Form 13F File Number                   Name
      --- -------------------------      --------------------
      01    File Number 28-15338         Globespan Management Associates V, LLC

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                           FORM 13F INFORMATION TABLE

       COLUMN 1             COLUMN 2     COLUMN 3 COLUMN 4         COLUMN 5          COLUMN 6  COLUMN 7         COLUMN 8
     --------------      -------------  --------- --------- ----------------------- ---------- --------     ----------------
     NAME OF ISSUER        TITLE OF       CUSIP     VALUE     SHRS OR   SH/PRN PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
                            CLASS                 (x$1000)    PRN AMT          CALL DISCRETION MANAGERS ------------------------
   ------------------    -------------- --------- --------- ----------- ------ ---- ---------- --------    SOLE   SHARED  NONE
                                                                                                        --------- ------ -------
PALO ALTO NETWORKS INC        COM       697435105   193,433   3,417,543   SH           SOLE       01    3,417,543
ZYNGA INC                     COM       98986T108     3,556   1,058,422   SH           SOLE       01    1,058,422